Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Pain-In Capital [Member]	Employee Stock Loan Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock Amount [Member]
Beginning Balance at Aug. 31, 2008		$ 80	$ 575	$ (36)	$ 13,792	$ 9	$ (1,551)
Beginning Balance (in shares) at Aug. 31, 2008		989,176,218
Net earnings	2,006				2,006
Dividends declared ($.4750 per share)					(471)
Treasury stock purchases (in shares)		(10,270,000)
Treasury stock purchases							(279)
Employee stock purchase and option plans (in shares)		9,655,172
Employee stock purchase and option plans			(48)				297
Stock-based compensation			78
Employee stock loan receivable				(104)
Additional minimum postretirement liability, net of tax benefit						28
Ending Balance at Aug. 31, 2009		80	605	(140)	15,327	37	(1,533)
Ending Balance (in shares) at Aug. 31, 2009		988,561,390
Net earnings	2,091				2,091
Dividends declared ($.4750 per share)					(570)
Treasury stock purchases (in shares)		(55,716,733)
Treasury stock purchases							(1,756)
Employee stock purchase and option plans (in shares)		5,760,396
Employee stock purchase and option plans			(5)				188
Stock-based compensation			84
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						(61)
Ending Balance at Aug. 31, 2010	14,400	80	684	(87)	16,848	(24)	(3,101)
Ending Balance (in shares) at Aug. 31, 2010		938,605,053
Net earnings	2,714				2,714
Dividends declared ($.4750 per share)					(685)
Treasury stock purchases (in shares)		(54,739,474)
Treasury stock purchases							(2,028)
Employee stock purchase and option plans (in shares)		5,428,551
Employee stock purchase and option plans			(12)				203
Other			27
Stock-based compensation			135
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						40
Ending Balance at Aug. 31, 2011	$ 14,847	$ 80	$ 834	$ (34)	$ 18,877	$ 16	$ (4,926)
Ending Balance (in shares) at Aug. 31, 2011		889,294,130